Cover	Aug. 12, 2019
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Aug. 12, 2019
Entity File Number	001-36228
Entity Registrant Name	Navient Corporation
Entity Central Index Key	0001593538
Entity Tax Identification Number	46-4054283
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	123 Justison Street
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	302
Local Phone Number	283-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock Par Value. 01 Per Share [Member]
Title of 12(b) Security	Common stock, par value $.01 per share
Trading Symbol	NAVI
Security Exchange Name	NASDAQ
Senior Notes Due December 152043 [Member]
Title of 12(b) Security	6% Senior Notes due December 15, 2043
Trading Symbol	JSM
Security Exchange Name	NASDAQ